REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of Type of customers

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Third-party sales	13,961,495	21,250,363	35,728,684
Related-party sales	15,093,811	16,559,102	20,375,169
Total	29,055,306	37,809,465	56,103,853

Schedule of revenues geographic areas

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
China	25,079,876	25,189,442	32,448,406
Taiwan, China	2,086,833	7,625,820	16,483,094
Singapore	—	3,179,731	5,432,908
America	789,946	545,583	832,352
Others	1,098,651	1,268,889	907,093
Total	29,055,306	37,809,465	56,103,853